Material Accounting Policy Information - Schedule of Depreciation Calculated over the Assets Estimated Useful Lives on a Straight-Line Basis (Details)	12 Months Ended
Dec. 31, 2025
Engineering equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	5 years
Engineering equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	10 years
Office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	10 years
Leasehold improvements | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	15 years
Other | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	5 years
Other | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (in years)	50 years